Property and Equipment (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Property Plant and Equipment (Textual) [Abstract]
Depreciation and amortization	$ 31,500,000	$ 42,300,000	$ 35,800,000
Building recorded under capital lease included in property plant equipment before accumulated depreciation		67,500,000	57,300,000
Property, Plant and Equipment [Line Items]
Capital expenditures incurred for purchase and construction of assets		97,700,000	69,200,000
Assets Held-for-sale, Long Lived		4,000,000
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Acquisition of fixed assets		62,700,000	38,800,000
Dealership Acquisitions [Member]
Property, Plant and Equipment [Line Items]
Acquisition of fixed assets		80,500,000	71,400,000
Dealership Acquisitions [Member] | Land [Member]
Property, Plant and Equipment [Line Items]
Acquisition of fixed assets		34,200,000	21,600,000
Dealership Acquisitions [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Acquisition of fixed assets		$ 41,000,000	$ 27,600,000